UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2020

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2020
For the period from October 1, 2019 through March 31, 2020
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://www.ncfunds.com/fundpages/245.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ gpsmutualfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Sector, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Sector.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Letter to Shareholders

“Any Amounts Necessary,” Federal Reserve Chairman Jay Powell

Those were the words spoken by Mr. Powell on Monday March 23, 2020.  The moment I heard that I knew we were entering the next phase of the pandemic.  In over 30 years of studying monetary policy, I do not recall such a bold and aggressive statement by a Federal Reserve Chairman.  Alan Greenspan and Ben Bernanke were certainly “pro-growth” in the times of their respective crises.  But nothing as all-encompassing as “any amounts necessary.”  Yes, as in all economic policy decisions, there are pluses and minuses.  This is not the time to address the negative effects of such a statement.  We will have plenty of time to do that in the future. For now, please remember those three words that I believe had and will continue to immensely impact the U.S. economy for the next decade.

For the six-month period ended March 31, 2020, the return of the S&P 500 Index was -12.31%, and the return of the Sector Rotation Fund was -16.30%. The Fund’s performance was driven by the consumer discretionary, consumer staples, health care, information technology, and large-cap sectors.  The Fund held just over 21% of its net assets in the communication services, financials, fixed income, and industrial sectors.  These investments are designed to offset economic and market risk during the stock market ups and downs.

Any communication about the economy would be incomplete without a discussion of COVID-19, which shut down a significant part of the global economy and rattled the equity markets this year.

On April 29, the U.S. Bureau of Economic Analysis (BEA) released its advance estimate of the country’s gross domestic product (GDP) for the first quarter of 2020. According to that report, GDP contracted at a 4.8% annual rate in the first quarter of 2020, marking its first decline in six years.

To put that figure in perspective, GDP has expanded by around 2.5% annually over the past three calendar years (2017, 2018, and 2019). Looking at quarters with negative annual GDP declines since the data series began in 1947, there have only been a handful worse than the first quarter of 2020 (including, most recently, the fourth quarter of 2008 and the first quarter of 1982).

The GDP contraction indicates the cost of shutting down the U.S. and global economies in response to COVID-19.

First, people aren’t working. About 30 million Americans filed for unemployment benefits over the six weeks ending April 30, 2020, according to the U.S. Department of Labor’s April 29 report. There was some good news in the data: Roughly 3.8 million people had filed for unemployment in the last week reported as of this writing. While high, that marked the fourth consecutive week of declining claims, and it was down from the all-time high of 6.86 million applications in late March. However, the data may be undercounting the number of people out of work because some jurisdictions have backlogs of claims due to overwhelmed systems. And, looking at the big picture, by mid-April more claims had been filed than jobs created after the global financial crisis of 2008-2009. All in, Morgan Stanley projects an unemployment rate of 16.4% in May. That would be the highest for the country since the Great Depression.

Second, people aren’t spending. Consumer spending has also declined sharply in this environment, with Americans dramatically cutting back expenditures as they sheltered down at home in response to the pandemic (and in many cases, did not have money to spend). Consumer spending contributed -5.3 percentage points to the first-quarter GDP contraction, with particularly sharp declines in spending on motor vehicles and parts (-33.2%), recreation (-31.9%), transportation (-29.2%), food services and accommodations (-29.7%), and healthcare services (-18.0%). This is significant because consumer spending accounts for roughly 68% of U.S. GDP. But there is some good news: the declines were partially offset by growth in spending on nondurable goods, driven by the largest-ever quarterly surge in spending on at-home food and beverages (+25.1%).

And, not to rub salt in the wound, but some economists believe the first-quarter economic decline is only the tip of the iceberg. A few are even predicting that by the end of June, the economy will be 12% smaller than it was before the pandemic.

Meanwhile, the spread of COVID-19 has sent stocks tumbling. As of mid-February, the Dow Jones Industrial Average, S&P 500 Index, and Nasdaq Composite Index were all at record highs. At that point, the markets, along with others worldwide, saw their largest one-week declines since the global financial crisis and entered a correction. An oil-price war between Russia and the Organization of the Petroleum Exporting Countries (OPEC) countries, led by Saudi Arabia, only exacerbated the situation. The S&P 500 Index returned –19.60% in the first quarter. Small-caps and international stocks did even worst, with the Russell 2000 Index returning –30.61% and the MSCI U.S. Broad Market Index returning –21.06%.

There has been an unprecedented policy response to the crisis, however. I won’t go into all the details, but broadly speaking, on March 15, the U.S. Federal Reserve cut interest rates to zero and announced several other actions designed to support households and businesses. Meanwhile, Congress passed the $2 trillion CARES Act designed to support the economy.

The question on everyone’s mind, however, seems to be, “When will we see a recovery and what will it look like?”

Jurisdictions are already beginning to open up their economies. Google Mobility Tracker, a new data set that tracks global movements of 2 to 3 billion people who have mobile phones, shows the effect by tracking activity in transit stations; at retail and recreation locations; at parks and grocery stores; and in workplaces. Generally speaking, we are seeing a relaxation of stay-at-home orders and resumption of movement two to three weeks after each jurisdiction teaches a peak in new COVID-19 caseloads.

We should see a gradual resumption of economic activity. Certainly, we won’t be back to “normal” for some time. First, the resumption of economic activity will differ in different locations. Second, once economies open, businesses will still undoubtedly weigh their ability to conduct operations against the costs of doing so (such as employee safety and the burden it places on community resources), and businesses that can operate as they are operating now (either scaled back or remotely) will likely postpone resumption of normal activities. It could take months to normalize (likely even the rest of the year).

To end on a positive note, most of us have lived through recessions (such as the dotcom bust and global financial crisis). We have all heard harrowing tales of past depressions, such as the one in 1929. And we survived, with the world adapting in ways we never could have expected. Just as some industries will suffer from this crisis, others will prosper.

Plus, despite the major challenges presented by COVID-19, the United States is in a strong position to recover as the threat to public health recedes. From the fourth quarter of 2016 to the fourth quarter of 2019, the United States had the strongest real GDP growth of any Group of Seven (G7) country. GDP, employment, and consumer optimism were exceeding expectations (in some cases even at record highs). And when the pandemic recedes, the driving forces behind this prosperity should come out again.

Regarding my plan on how to navigate unchartered waters is simple.  I will continue to study all the material data points of COVID-19, the macroeconomy, and the markets.  How much time will I put into it?  Any amount necessary.

Thank-you for the trust you put into me and my team.  I will continue to work hard to deserve that trust each and every day.

Mark Anthony Grimaldi,
Portfolio Manager, Author

(RCSEC0520001)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2020
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 95.63%

Communication Services - 5.57%
Vanguard Communication Services ETF	15,000	$1,142,700

Consumer Discretionary - 19.43%
Consumer Discretionary Select Sector SPDR Trust	11,000	1,078,880
Vanguard Consumer Discretionary ETF	20,000	2,907,000
		3,985,880
Consumer Staples - 19.49%
Vanguard Consumer Staples ETF	29,000	3,996,780

Financials - 4.94%
Vanguard Financials ETF	20,000	1,014,400

Fixed Income - 2.04%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000	247,020
Vanguard Total Bond Market ETF	2,000	170,700
		417,720
Health Care - 12.15%
Vanguard Health Care ETF	15,000	2,491,350

Industrials - 8.51%
Invesco Aerospace & Defense ETF	35,000	1,745,450

Information Technology - 12.40%
Vanguard Information Technology ETF	12,000	2,542,800

Large-Cap - 11.10%
ProShares Trust Ultra Pro Short S&P 500 ETF	5,000	120,600
ProShares Trust Ultra Short S&P 500 ETF	20,000	609,000
SPDR S&P 500 ETF Trust	6,000	1,546,500
		2,276,100

Total Exchange-Traded Funds (Cost $19,156,850)		19,613,180

LIMITED PARTNERSHIP - 1.03%
U.S. Oil Fund LP	50,000	210,500

Total Limited Partnership (Cost $212,305)		210,500

SHORT-TERM INVESTMENT - 4.21%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 0.14% §	862,688	862,688

Total Short-Term Investment (Cost $862,688)		862,688

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2020
			Value (Note 1)

Total Value of Investments (Cost $20,231,843) - 100.87%			$20,686,368

Liabilities in Excess of Other Assets - (0.87)%			(177,004)

NET ASSETS - 100.00%			$20,509,364

§ Represents 7 day effective yield on March 31, 2020.
* Non income-producing investment

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	5.57%	$1,142,700
Consumer Discretionary	19.43%	3,985,880
Consumer Staples	19.49%	3,996,780
Financials	4.94%	1,014,400
Fixed Income	2.04%	417,720
Health Care	12.15%	2,491,350
Industrials	8.51%	1,745,450
Information Technology	12.40%	2,542,800
Large-Cap	11.10%	2,276,100
Limited Partnership	1.03%	210,500
Short-Term Investment	4.21%	862,688
Liabilities in Excess of Other Assets	-0.87%	(177,004)
Total Assets	100.00%	$ 20,509,364

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2020

Assets:
Investments, at value (cost $20,231,843)	$20,686,368
Receivables:
Investments sold	124,325
Fund shares sold	58,539
Dividends and interest	9,556
Prepaid expenses:
Registration and filing expenses	10,093
Fund accounting fees	2,199
Trustee fees and meeting expenses	1,798

Total assets	20,892,878

Liabilities:
Payables:
Investments purchased	331,757
Fund shares redeemed	10,440
Accrued expenses:
Advisory fees	17,383
Professional fees	16,697
Distribution and service fees (Note 4)	1,472
Administrative fees	1,264
Custody fees	1,126
Compliance fees	1,103
Insurance fees	969
Shareholder fulfillment expenses	809
Miscellaneous expenses	356
Security pricing fees	138

Total liabilities	383,514

Net Assets	$20,509,364

Net Assets Consist of:
Paid in Capital	$20,541,898
Accumulated Deficit	(32,534)

Total Net Assets	$20,509,364
Shares Outstanding, no par value (unlimited authorized shares)	2,057,826
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$9.97

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the Fiscal Period Ended March 31, 2020

Investment Income:
Dividends	$178,785

Total Investment Income	178,785

Expenses:
Advisory fees (Note 2)	125,213
Distribution and service fees (Note 4)	31,303
Professional fees	20,130
Fund accounting fees (Note 2)	14,794
Registration and filing expenses	14,737
Administration fees (Note 2)	14,408
Transfer agent fees (Note 2)	10,500
Shareholder fulfillment expenses	8,784
Compliance fees (Note 2)	6,039
Trustee fees and meeting expenses (Note 3)	4,209
Custody fees (Note 2)	3,968
Miscellaneous expenses (Note 2)	2,105
Security pricing fees	1,281
Insurance fees	1,098

Total Expenses	258,569

Fees waived by the Advisor (Note 2)	(1,466)

Net Expenses	257,103

Net Investment Loss	(78,318)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(274,829)

Net change in unrealized depreciation on investments	(3,584,015)

Net Realized and Unrealized Loss on Investments	(3,858,844)

Net Decrease in Net Assets Resulting from Operations	$(3,937,162)

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2020 (a)	2019

Operations:
Net investment loss	$(78,318)	$(95,581)
Net realized (loss) gain from investment transactions	(274,829)	2,065,035
Net change in unrealized depreciation on investments	(3,584,015)	(2,686,765)

Net Decrease in Net Assets Resulting from Operations	(3,937,162)	(717,311)

Distributions to Shareholders:	(2,072,001)	(2,140,542)

Decrease in Net Assets Resulting from Distributions	(2,072,001)	(2,140,542)

Beneficial Interest Transactions:
Shares sold	1,449,705	1,849,906
Reinvested dividends and distributions	2,063,460	2,128,715
Shares repurchased	(1,935,862)	(2,886,469)

Increase from Beneficial Interest Transactions	1,577,303	1,092,152

Net Decrease in Net Assets	(4,431,860)	(1,765,701)

Net Assets:
Beginning of period	24,941,224	26,706,925
End of period	$20,509,364	$24,941,224

Share Information:
Shares sold	127,998	142,545
Reinvested distributions	165,607	184,526
Shares repurchased	(162,864)	(231,212)
Increase in Shares of Beneficial Interest	130,741	95,859

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during each	March 31,		September 30,
of the fiscal years or period outstanding	2020	(e)	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$12.94		$14.58	$12.99	$11.61	$11.13

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.05)	(0.10)	(0.04)	0.05
Net realized and unrealized gain (loss)
on investments	(1.88)		(0.46)	2.48	1.76	0.79

Total from Investment Operations	(1.89)		(0.51)	2.38	1.72	0.84

Less Distributions to Shareholders:
From net investment income	-		(0.38)	(0.01)	-	0.00
From net realized gain	(1.08)		(0.75)	(0.78)	(0.34)	(0.36)

Total Distributions	(1.08)		(1.13)	(0.79)	(0.34)	(0.36)

Net Asset Value, End of Period	$9.97		$12.94	$14.58	$12.99	$11.61

Total Return	(16.30)%	(g)	(2.41)%	19.05%	15.17%	7.55%

Net Assets, End of Period (in thousands)	$20,509		$24,941	$26,707	$23,798	$22,264

Ratios of:
Gross Expenses to Average Net Assets (c)	2.08%	(f)	2.05%	1.96%	1.90%	1.77%
Net Expenses to Average Net Assets (c)	2.06%	(f)	2.02%	1.96%	1.89%	1.77%
Net Investment Income (Loss) to Average
Net Assets (c)(d)	(0.63)%	(f)	(0.38)%	(0.71)%	(0.35)%	0.41%

Portfolio turnover rate	159.21%	(g)	184.39%	219.74%	333.48%	345.74%

(a)	Calculated using the average shares method.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

1.       Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to seek to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2020 for the Fund’s assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$19,613,180	$19,613,180	$-	$-
Short-Term Investment	862,688	862,688	-	-
Total	$20,686,368	$20,686,368	$-	$-

(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2020.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2021 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

For the fiscal period ended March 31, 2020, $125,213 in advisory fees were incurred, and $1,466 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2020, the Administrator received $2,105 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $14,408 in administration fees, $3,968 in custody fees, and $14,794 in fund accounting fees for the fiscal period ended March 31, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Effective March 31, 2020, Nottingham Compliance Services replaced Cipperman Compliance Services, LLC as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $10,500 in transfer agent fees during the fiscal period ended March 31, 2020.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 per series of the Trust each year and may receive up to an additional $500 per series of the Trust per special meeting in the vent that special meetings are held. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.

Certain officers of the Trust may also be officers of the Administrator.

4.       Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2020, $31,303 in distribution and service fees were incurred by the Fund.

5.   Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$35,734,552	$34,857,598

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2020.

6.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2017 through September 30, 2019, and through March 31, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	September 30, 2019	September 30, 2019
Net Investment Income	$ -	$ 745,370
Long-Term Capital Gain	$ 2,072,001	$ 395,172

At March 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$20,231,843

Unrealized Appreciation	$1,550,224
Unrealized Depreciation	(1,095,700)
Net Unrealized Appreciation	$454,524

7.       New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or a portion of the standard.  The changes have been applied to the Fund’s financial statements for the fiscal period ended March 31, 2020.

8.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2020, Charles Schwab held 83.40% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

9.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

10.     Subsequent Events

Effective April 1, 2020, a new compensation schedule was implemented for the Independent Trustees.  Each Trustee will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2020

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2020

1.       Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2020.

During the fiscal period, no income distributions were paid from the Fund, but $2,072,001 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2020

Sector Rotation Fund	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 837.00	$ 9.46
	$1,000.00	$1,014.70	$10.38
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 2.06%, multiplied by 183/366 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, New York 12590

Telephone:	Telephone:

800-773-3863	845-297-3500

World Wide Web @:	World Wide Web @:

ncfunds.com	gpsmutualfunds.com

 ITEM 2.      CODE OF ETHICS.
Not applicable.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.       CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.     EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 8, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	June 8, 2020